Summary of Organization and Significant Accounting Policies - Additional Information (Detail) - Summit Materials, LLC [Member]			1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 11, 2015 USD ($) $ / shares shares	Mar. 11, 2015 shares	Apr. 25, 2015 USD ($)	Jul. 02, 2016 USD ($) segment	Jun. 27, 2015 USD ($)	Jan. 02, 2016 USD ($) Customer Segment $ / shares shares	Dec. 27, 2014 USD ($) Customer	Dec. 28, 2013 USD ($) Customer	Nov. 28, 2015 USD ($)	Sep. 26, 2015 USD ($)	Aug. 22, 2015 USD ($)	Jul. 08, 2015 USD ($)	Apr. 30, 2015 USD ($)
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of operating segments				3		3
Date of incorporation						Sep. 23, 2014
Number of customers accounted for more than 10% of total revenue | Customer						0	0	0
Net gain (loss) from asset dispositions				$ 3,717,000	$ 3,487,000	$ 23,087,000	$ (6,500,000)	$ (12,419,000)
Impairment charges						$ 0	0	0
Inflation rate						2.50%
Amortization expense				1,000,000	1,000,000	$ 2,200,000	900,000	800,000
Interest rate derivatives										$ 200,000,000
Decrease in other assets (noncurrent)				$ 367,000	$ (53,000)	$ 1,369,000	(4,767,000)	$ 1,708,000
Minimum [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Ownership investment percentage						20.00%
Maximum [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Ownership investment percentage						50.00%
Accounting Standards Update (ASU) 2015-03 [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Decrease in long-term debt							$ (16,800,000)
Level 3 [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Discount rate				11.00%		11.00%
Common Class A [Member] | Continental Cement Company, L.L.C. [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Class A common shares | shares						1,029,183
10 1/2% Senior Notes, due 2020 [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Senior notes, aggregate principal amount redeemed			$ 288,200,000						$ 153,800,000		$ 183,000,000	$ 336,800,000
Senior notes, interest rate (as a percent)							10.50%
Debt instrument, face amount							$ 625,000,000
Initial Public Offering [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Operations commenced date						Mar. 11, 2015
Net proceeds from IPO						$ 433,000,000
Initial Public Offering [Member] | Blackstone Management Partners L.L.C. [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Payment of termination fee to affiliates of Sponsors						$ 13,800,000
Initial Public Offering [Member] | Common Class A [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Class A common shares | shares						25,555,555
Class A Common stock offering price per share | $ / shares						$ 18.00
Common stock issued (in shares) | shares		25,555,555
Initial Public Offering [Member] | 10 1/2% Senior Notes, due 2020 [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Senior notes, aggregate principal amount redeemed						$ 288,200,000							$ 288,200,000
Senior notes, interest rate (as a percent)						10.50%							10.50%
Senior notes, redemption date						Jan. 31, 2020
Debt instrument, face amount						$ 288,200,000
Debt Instrument, redemption premium			$ 38,200,000			38,200,000
Accrued and unpaid interest						$ 5,200,000
Follow on Public Offering [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Class A common shares | shares	22,425,000
Class A Common stock offering price per share | $ / shares	$ 25.75
Net proceeds from IPO	$ 555,800,000
Number of newly-issued shares purchased from Summit Holdings | shares	3,750,000
Number of shares purchased from outstanding shares of Summit Holding | shares	18,675,000
Amount of purchase price due	$ 80,000,000
Follow on Public Offering [Member] | Common Class A [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Common stock issued (in shares) | shares	22,425,000
Follow on Public Offering [Member] | Common Class A [Member] | Blackstone Management Partners L.L.C. [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Common stock issued (in shares) | shares						1,681,875
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Customer accounted revenue						10.00%	10.00%	10.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Maximum [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Customer accounted revenue				10.00%
Class B Units [Member] | Initial Public Offering [Member] | Continental Cement Company, L.L.C. [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Class B capital units purchased | shares						71,428,571